CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net Loss	$ (17,390)	$ (7,515)	$ (52,822)	$ (9,367)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	80	45	200	162
Stock compensation expense	83	8	82	17
Issuance of common stock to employees			94	0
Gain from sale of equity-method investment	0	(863)	(883)	(581)
Gain from sale of consolidated entity	0	(387)	(387)	0
Gain from equity-method investments	(4)	(22)	(22)	45
Deferred income tax benefit			0	(80)
Amortization right-of-use asset	79	68	296	0
Amortization of debt discount	46	48	183	42
Change in fair value forward purchase agreement	227	0	13,403	0
Changes in assets and liabilities:
Accounts receivable	544	466	(1,111)	(2,223)
Prepaid and other current assets	274	909	(1,642)	(1,586)
Deposits	(40)	(1,250)	(3,858)	(11,399)
Account payable and accrued liabilities	2,311	958	5,662	2,217
Operating lease liability	(78)	(68)	(283)	0
Customer deposits and deferred revenue	6,172	(5)	10,694	1,321
Net cash used in operating activities	(7,696)	(7,608)	(30,394)	(21,432)
Investing activities:
Cash payment for property and equipment	(56)	(270)	(637)	(259)
Proceeds from sale of interest in equity-method investment	0	3,840	4,235	6,575
Payment for acquisition of GCA			0	(1,850)
Payment for the purchase of equity-method investments	0	(1,950)	(2,328)	0
Proceeds from the sale of consolidated entity	0	350	506	0
Cash obtained from acquisition of GCA			0	679
Net cash provided by (used in) investing activities	(56)	1,970	1,776	5,145
Financing activities:
Proceeds from lines of credit	0	1,000	1,000	4,950
Repayments of lines of credit			0	(5,800)
Collection on subscription receivable			15	35
Proceeds from issuance of convertible notes	0	4,750	12,670	18,879
Purchase of forward purchase agreement			(18,911)	0
Proceeds from forward purchase agreement			2,525	0
Proceeds from other loans			0	4,500
Repayment on loans	(684)	(282)	(787)	(6)
Proceeds from business combination			19,081	0
Business combination closing costs			(2,359)	0
Proceeds from the sale of preferred stock			24,204	0
Proceeds from exercise of stock options			23	0
Net cash provided by (used in) financing activities	(684)	5,468	37,461	22,558
Net increase (decrease) in cash	(8,436)	(170)	8,843	6,271
Cash and restricted cash, beginning of year	16,723	7,879	7,879	1,608
Cash and restricted cash, end of period	8,287	7,709	16,723	7,879
Supplemental disclosure of cash flow information:
Cash paid for interest	1,119	257	2,268	61
Non-Cash Investing and Financing Activities:
Credit facility for the aircraft deposits	6,000	0	24,000	0
Original debt discount	$ (45)	$ 0	$ 230	$ 0